Assets Pledged as Collateral or for Security - Summary of Assets Pledged as Collateral or for Security (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)
Assets Pledged As Collateral or For Security [abstract]
Inventories related to real estate business	$ 2,583,372	$ 84,369	$ 2,627,606
Property, plant and equipment	67,958	2,219	105,237
Investment properties	18,915,931	617,764	20,196,582
Other financial assets (including current and non-current)	470,420	15,363	454,122
Total	$ 22,037,681	$ 719,715	$ 23,383,547